Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Related Party Transactions

17. Related party transactions

The Company’s significant shareholders, Board members, and management, as well as their related parties, are considered related parties of the Company.

Compensation of key management is disclosed in Note 4 – Compensation and benefits.

Board compensation

Board compensation is paid in arrears after being approved by the shareholders, generally at the Annual General Meeting. The following amounts were paid in 2022, 2021 and 2020:

	Year Ended December 31, 2022
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$53	$—	$53
Lawrence J. Ciaccia, Board deputy chair	53	—	53
Deborah Davis	68	—	68
Hanne Hovding	55	—	55
Annika Olsson	44	—	44
Thomas M. Quindlen	55	—	55
Stephen A. Skaggs	62	—	62
	$390	$—	$390

	Year Ended December 31, 2021
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$59	$—	$59
Lawrence J. Ciaccia, Board deputy chair	28	33	61
Deborah Davis	67	—	67
Hanne Hovding	52	—	52
Annika Olsson	—	—	—
Thomas M. Quindlen	2	32	34
Stephen A. Skaggs	4	58	62
	$212	$123	$335

	Year Ended December 31, 2020
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$40	$—	$40
Lawrence J. Ciaccia, Board deputy chair	38	—	38
Deborah Davis	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38
	$124	$70	$194

Outstanding subscription rights awarded to members of the Board under the Company’s subscription rights plans have the following expiration dates and exercise prices. For further information describing these plans, see Note 16 – Share-based compensation.

			Subscription rights outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK per share)	2022	2021	2020
June 17, 2020	May 15, 2025	1.71	600,000	600,000	600,000

The subscription rights granted on August 15, 2018, were replaced by the grant on June 17, 2020, as part of an exchange of subscription rights approved at the 2020 Annual General Meeting. This exchange was offered to all eligible holders.

Related party transactions

Morten Opstad, Board chair, is a partner at Advokatfirmaet Ræder AS, the Company’s primary law firm, which provided services to the Company resulting in charges of $234 in 2022, $338 in 2021, and $477 in 2020.

Lawrence J. Ciaccia, who was elected to the Board at the Annual General Meeting on May 12, 2015, has served on the Company’s Strategy Advisory Council ("SAC") since January 2014. The SAC was discontinued effective June 30, 2022. From time to time, Mr. Ciaccia also provides consulting services to IDEX. The fees paid to Mr. Ciaccia for his services totaled $58 in 2022, $65 in 2021, and $65 in 2020.

In connection with our November 2022 private placement, we entered into a share lending agreement with three shareholders in order to facilitate settlement of the new shares in the private placement. As a fixed fee for the share lending, each lender received a fee equaling 5% per annum of the sum of the subscription price per new share in the private placement multiplied by the number of borrowed shares lent by the respective lender. In total, we paid approximately $14 thousand under the share lending agreement with approximately $6 thousand paid to Sundt AS and approximately $4 thousand each paid to Sundvall Holding AS and Mr. Robert Keith.

There were no overdue balances with any related parties at the end of 2022, 2021 or 2020.